Significant Accounting Policies (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Product Information [Line Items]
Accounts receivable percentage	100.00%
Allowance for credit losses	$ 0	$ 0
Employees deposit percentage		8.33%
Deferred tax assets	27,630,000	$ 25,090,000
Federal net operating loss carryforwards	93,087,000	70,316,000
Federal research and development income tax credits	$ 350,000
Net operating loss carryforward restricted percentage	50.00%
Foreign currency translation adjustments	$ 114,000	$ 32,000
Customers [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration risk percentage	10.00%
Customers [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration risk percentage		10.00%
Customer One [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration risk percentage	51.00%	63.00%
Customer One [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration risk percentage	52.00%
Customer Two [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration risk percentage	19.00%
Customer Two [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration risk percentage	31.00%
Customer [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration risk percentage		69.00%